Taxes - Components of Consolidated Income Before Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Jan. 01, 2022	Jan. 02, 2021
Income Tax Disclosure [Abstract]
Domestic	$ (375,689)	$ (27,763)	$ (10,467)
Foreign	9,907	104,428	102,970
(Loss) income before income taxes	$ (365,782)	$ 76,665	$ 92,503